Allowance for Credit Losses - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Allowance for Credit Losses
Non-accrual loans, total	$ 140,302,000	$ 169,136,000	$ 47,170,000
Reduced interest income on non-accrual loans	10,580,000	12,661,000	6,614,000
Past due 90 days or Greater and Still Accruing	$ 9,826,000	$ 6,693,000	$ 5,597,000